Distribution Date:	09/17/26	BANK5 2025-5YR16
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5YR16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Attention: Leland F. Bunch, III	leland.f.bunch@bofa.com; cmbsnotices@bofa.com
Certificate Interest Reconciliation Detail	4		One Bryant Park, NY-100-11-07 | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
Mortgage Loan Detail (Part 2)	17-18			lnr.cmbs.notices@lnrproperty.com
Principal Prepayment Detail	19		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	BellOak, LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Attention: Reporting – BANK5 2025-5YR16	reporting@belloakadvisors.com
Collateral Stratification and Historical Detail	22		1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Deutsche Bank National Trust Company
Specially Serviced Loan Detail - Part 2	24		Attention: Trust Administration	cmbsadmin@list.db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065934AS0	4.440000%	5,283,000.00	4,329,767.92	75,570.43	16,020.14	0.00	0.00	91,590.57	4,254,197.49	30.05%	30.00%
A-2	065934AT8	4.803000%	135,000,000.00	135,000,000.00	0.00	540,337.50	0.00	0.00	540,337.50	135,000,000.00	30.05%	30.00%
A-3	065934AY7	5.282000%	305,769,000.00	305,769,000.00	0.00	1,345,893.22	0.00	0.00	1,345,893.22	305,769,000.00	30.05%	30.00%
A-S	065934BF7	5.751000%	92,396,000.00	92,396,000.00	0.00	442,807.83	0.00	0.00	442,807.83	92,396,000.00	15.53%	15.50%
B	065934BQ3	6.102000%	25,489,000.00	25,489,000.00	0.00	129,611.57	0.00	0.00	129,611.57	25,489,000.00	11.52%	11.50%
C	065934BV2	5.999000%	18,320,000.00	18,320,000.00	0.00	91,584.73	0.00	0.00	91,584.73	18,320,000.00	8.64%	8.63%
D	065934AE1	4.500000%	13,541,000.00	13,541,000.00	0.00	50,778.75	0.00	0.00	50,778.75	13,541,000.00	6.51%	6.50%
F	065934AG6	4.820000%	13,541,000.00	13,541,000.00	0.00	54,389.68	0.00	0.00	54,389.68	13,541,000.00	4.38%	4.38%
G-RR	065934AJ0	6.403792%	6,372,000.00	6,372,000.00	0.00	34,004.14	0.00	0.00	34,004.14	6,372,000.00	3.38%	3.38%
H-RR*	065934AL5	6.403792%	21,506,275.00	21,506,275.00	0.00	114,768.10	0.00	0.00	114,768.10	21,506,275.00	0.00%	0.00%
RR	065934BG5	6.403792%	9,228,644.95	9,214,839.55	1,094.47	49,174.93	0.00	0.00	50,269.40	9,213,745.08	0.00%	0.00%
RR Interest	B20063693549	6.403792%	9,599,869.22	9,585,508.49	1,138.49	51,153.00	0.00	0.00	52,291.49	9,584,370.00	0.00%	0.00%
R	065934AQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	065934AN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			656,045,789.17	655,064,390.96	77,803.39	2,920,523.59	0.00	0.00	2,998,326.98	654,986,587.57

X-A	065934BD2	1.275265%	446,052,000.00	445,098,767.92	0.00	473,015.86	0.00	0.00	473,015.86	445,023,197.49
X-B	065934BE0	0.553750%	136,205,000.00	136,205,000.00	0.00	62,852.98	0.00	0.00	62,852.98	136,205,000.00
X-D	065934AA9	1.903792%	13,541,000.00	13,541,000.00	0.00	21,482.71	0.00	0.00	21,482.71	13,541,000.00
X-F	065934AC5	1.583792%	13,541,000.00	13,541,000.00	0.00	17,871.78	0.00	0.00	17,871.78	13,541,000.00
Notional SubTotal			609,339,000.00	608,385,767.92	0.00	575,223.33	0.00	0.00	575,223.33	608,310,197.49

Deal Distribution Total					77,803.39	3,495,746.92	0.00	0.00	3,573,550.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065934AS0	819.56614045	14.30445391	3.03239447	0.00000000	0.00000000	0.00000000	0.00000000	17.33684838	805.26168654
A-2	065934AT8	1,000.00000000	0.00000000	4.00250000	0.00000000	0.00000000	0.00000000	0.00000000	4.00250000	1,000.00000000
A-3	065934AY7	1,000.00000000	0.00000000	4.40166668	0.00000000	0.00000000	0.00000000	0.00000000	4.40166668	1,000.00000000
A-S	065934BF7	1,000.00000000	0.00000000	4.79250000	0.00000000	0.00000000	0.00000000	0.00000000	4.79250000	1,000.00000000
B	065934BQ3	1,000.00000000	0.00000000	5.08500020	0.00000000	0.00000000	0.00000000	0.00000000	5.08500020	1,000.00000000
C	065934BV2	1,000.00000000	0.00000000	4.99916648	0.00000000	0.00000000	0.00000000	0.00000000	4.99916648	1,000.00000000
D	065934AE1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	065934AG6	1,000.00000000	0.00000000	4.01666642	0.00000000	0.00000000	0.00000000	0.00000000	4.01666642	1,000.00000000
G-RR	065934AJ0	1,000.00000000	0.00000000	5.33649404	0.00000000	0.00000000	0.00000000	0.00000000	5.33649404	1,000.00000000
H-RR	065934AL5	1,000.00000000	0.00000000	5.33649365	0.00000000	0.04814455	0.00000000	0.00000000	5.33649365	1,000.00000000
RR	065934BG5	998.50407074	0.11859488	5.32851034	0.00000000	0.00162537	0.00000000	0.00000000	5.44710521	998.38547587
RR Interest	B20063693549	998.50407025	0.11859432	5.32851009	0.00000000	0.00162398	0.00000000	0.00000000	5.44710441	998.38547592
R	065934AQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	065934AN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	065934BD2	997.86295750	0.00000000	1.06045004	0.00000000	0.00000000	0.00000000	0.00000000	1.06045004	997.69353683
X-B	065934BE0	1,000.00000000	0.00000000	0.46145868	0.00000000	0.00000000	0.00000000	0.00000000	0.46145868	1,000.00000000
X-D	065934AA9	1,000.00000000	0.00000000	1.58649361	0.00000000	0.00000000	0.00000000	0.00000000	1.58649361	1,000.00000000
X-F	065934AC5	1,000.00000000	0.00000000	1.31982719	0.00000000	0.00000000	0.00000000	0.00000000	1.31982719	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/26 - 08/30/26	30	0.00	16,020.14	0.00	16,020.14	0.00	0.00	0.00	16,020.14	0.00
A-2	08/01/26 - 08/30/26	30	0.00	540,337.50	0.00	540,337.50	0.00	0.00	0.00	540,337.50	0.00
A-3	08/01/26 - 08/30/26	30	0.00	1,345,893.22	0.00	1,345,893.22	0.00	0.00	0.00	1,345,893.22	0.00
X-A	08/01/26 - 08/30/26	30	0.00	473,015.86	0.00	473,015.86	0.00	0.00	0.00	473,015.86	0.00
X-B	08/01/26 - 08/30/26	30	0.00	62,852.98	0.00	62,852.98	0.00	0.00	0.00	62,852.98	0.00
A-S	08/01/26 - 08/30/26	30	0.00	442,807.83	0.00	442,807.83	0.00	0.00	0.00	442,807.83	0.00
B	08/01/26 - 08/30/26	30	0.00	129,611.57	0.00	129,611.57	0.00	0.00	0.00	129,611.57	0.00
C	08/01/26 - 08/30/26	30	0.00	91,584.73	0.00	91,584.73	0.00	0.00	0.00	91,584.73	0.00
X-D	08/01/26 - 08/30/26	30	0.00	21,482.71	0.00	21,482.71	0.00	0.00	0.00	21,482.71	0.00
X-F	08/01/26 - 08/30/26	30	0.00	17,871.78	0.00	17,871.78	0.00	0.00	0.00	17,871.78	0.00
D	08/01/26 - 08/30/26	30	0.00	50,778.75	0.00	50,778.75	0.00	0.00	0.00	50,778.75	0.00
F	08/01/26 - 08/30/26	30	0.00	54,389.68	0.00	54,389.68	0.00	0.00	0.00	54,389.68	0.00
G-RR	08/01/26 - 08/30/26	30	0.00	34,004.14	0.00	34,004.14	0.00	0.00	0.00	34,004.14	0.00
H-RR	08/01/26 - 08/30/26	30	1,029.92	114,768.10	0.00	114,768.10	0.00	0.00	0.00	114,768.10	1,035.41
RR	08/01/26 - 08/30/26	30	14.92	49,174.93	0.00	49,174.93	0.00	0.00	0.00	49,174.93	15.00
RR Interest	08/01/26 - 08/30/26	30	15.51	51,153.00	0.00	51,153.00	0.00	0.00	0.00	51,153.00	15.59
Totals			1,060.35	3,495,746.92	0.00	3,495,746.92	0.00	0.00	0.00	3,495,746.92	1,066.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	4.803000%	135,000,000.00	135,000,000.00	0.00	540,337.50	0.00	0.00	540,337.50	135,000,000.00
A-2-1	065934AU5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	065934AV3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	065934AW1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	065934AX9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	5.282000%	305,769,000.00	305,769,000.00	0.00	1,345,893.22	0.00	0.00	1,345,893.22	305,769,000.00
A-3-1	065934AZ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	065934BA8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	065934BB6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	065934BC4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	5.751000%	92,396,000.00	92,396,000.00	0.00	442,807.83	0.00	0.00	442,807.83	92,396,000.00
A-S-1	065934BL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	065934BM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	065934BN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	065934BP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.102000%	25,489,000.00	25,489,000.00	0.00	129,611.57	0.00	0.00	129,611.57	25,489,000.00
B-1	065934BR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	065934BS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	065934BT7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	065934BU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	5.999000%	18,320,000.00	18,320,000.00	0.00	91,584.73	0.00	0.00	91,584.73	18,320,000.00
C-1	065934BW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	065934BX8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	065934BY6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	065934BZ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			576,974,000.00	576,974,000.00	0.00	2,550,234.85	0.00	0.00	2,550,234.85	576,974,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	065934AU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	065934AV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	065934AZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	065934BA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	065934BL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	065934BM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	065934BR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	065934BS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	065934BW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	065934BX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	065934AW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	065934AX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	065934BB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	065934BC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	065934BN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	065934BP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	065934BT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	065934BU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	065934BY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	065934BZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,573,550.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,509,040.27	Master Servicing Fee	3,574.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,855.88
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.04
ARD Interest	0.00	Operating Advisor Fee	1,111.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,509,040.27	Total Fees	13,293.36

Principal		Expenses/Reimbursements
Scheduled Principal	77,803.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	77,803.39	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,495,746.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	77,803.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,573,550.31
Total Funds Collected	3,586,843.66	Total Funds Distributed	3,586,843.67

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	655,064,391.57	655,064,391.57	Beginning Certificate Balance	655,064,390.96
(-) Scheduled Principal Collections	77,803.39	77,803.39	(-) Principal Distributions	77,803.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	654,986,588.18	654,986,588.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	655,064,391.57	655,064,391.57	Ending Certificate Balance	654,986,587.57
Ending Actual Collateral Balance	654,986,588.18	654,986,588.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$7,000,000 or less	19	80,857,054.93	12.34%	46	6.5745	1.467693	1.50 or less	28	389,083,213.98	59.40%	46	6.3548	1.253569
$7,000,001 to $17,000,000	9	104,575,000.00	15.97%	46	6.7225	1.913843	1.51 to 1.70	1	21,400,000.00	3.27%	46	7.1030	1.650600
$17,000,001 to $27,000,000	11	234,821,159.05	35.85%	46	6.5470	1.654557	1.71 to 2.20	4	64,995,000.00	9.92%	46	6.1985	1.994601
$27,000,001 to $37,000,000	4	129,233,374.20	19.73%	46	5.6317	2.499456	2.21 to 3.10	9	89,750,000.00	13.70%	46	6.3039	2.518481
$37,000,001 to $47,000,000	1	45,500,000.00	6.95%	47	5.3270	3.820000	3.11 or greater	3	89,758,374.20	13.70%	47	5.3631	4.239997
$47,000,001 or greater	1	60,000,000.00	9.16%	47	5.5400	0.919200	Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	5	32,128,310.35	4.91%	47	6.7209	2.186435	North Carolina	3	3,252,482.76	0.50%	45	6.8394	1.438007
Arizona	2	3,289,172.41	0.50%	47	5.9772	1.277928	North Dakota	1	177,931.03	0.03%	46	5.3757	1.215100
Arkansas	17	42,047,793.10	6.42%	47	6.5665	1.362295	Ohio	10	26,369,862.08	4.03%	46	6.3834	1.341634
California	4	89,558,374.20	13.67%	47	5.4658	4.097381	Oklahoma	3	1,580,744.82	0.24%	46	5.3757	1.215100
Colorado	6	5,074,206.89	0.77%	46	5.3757	1.215100	South Carolina	8	13,246,758.62	2.02%	46	5.7970	1.279252
Connecticut	2	588,689.65	0.09%	46	5.3757	1.215100	South Dakota	1	902,068.97	0.14%	46	5.3757	1.215100
Florida	15	71,318,137.93	10.89%	46	6.7328	1.645245	Tennessee	1	9,675,000.00	1.48%	46	7.9300	1.480000
Georgia	1	135,724.14	0.02%	46	5.3757	1.215100	Texas	9	83,853,310.34	12.80%	47	6.4097	1.336649
Hawaii	35	11,426,979.32	1.74%	46	5.3757	1.215100	Utah	2	1,188,413.79	0.18%	46	5.3757	1.215100
Idaho	1	266,482.76	0.04%	46	5.3757	1.215100	Virginia	1	6,921,054.93	1.06%	46	6.7000	(0.008500)
Illinois	4	764,137.93	0.12%	46	5.3757	1.215100	Washington, DC	15	41,000,000.00	6.26%	46	5.4389	2.620000
Indiana	2	1,483,862.07	0.23%	46	5.3757	1.215100	Totals	180	654,986,588.18	100.00%	46	6.2208	1.922655
Iowa	2	1,064,827.58	0.16%	46	5.3757	1.215100
									Property Type³
Kansas	1	139,586.21	0.02%	46	5.3757	1.215100
Kentucky	2	983,724.14	0.15%	46	5.3757	1.215100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	5	20,535,724.28	3.14%	46	6.7512	1.555673		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	9,541,448.28	1.46%	46	7.0095	1.948281	Industrial	75	64,169,503.43	9.80%	46	5.5529	1.246117
Michigan	2	5,139,137.93	0.78%	46	6.2469	1.211761	Lodging	11	141,630,389.13	21.62%	47	6.5920	2.705783
Minnesota	2	24,843,090.08	3.79%	45	7.0856	1.501886	Mixed Use	1	3,600,000.00	0.55%	47	6.8960	2.594400
Missouri	2	1,015,172.41	0.15%	46	5.3757	1.215100	Mobile Home Park	5	14,306,000.00	2.18%	45	6.5085	1.374342
Nebraska	2	984,827.59	0.15%	46	5.3757	1.215100	Multi-Family	34	218,007,200.00	33.28%	47	6.1928	1.261497
Nevada	1	1,625,931.03	0.25%	46	5.3757	1.215100	Office	9	98,793,400.00	15.08%	46	5.8911	2.951618
New Jersey	1	13,800,000.00	2.11%	46	6.5500	1.300000	Other	31	14,137,936.56	2.16%	46	5.4001	1.757411
New Mexico	2	24,350,000.00	3.72%	46	6.2375	1.378103	Retail	8	78,807,159.05	12.03%	46	6.5429	1.495006
New York	8	104,713,620.69	15.99%	47	5.9999	1.407558	Self Storage	6	21,535,000.14	3.29%	46	6.6233	1.579402
							Totals	180	654,986,588.18	100.00%	46	6.2208	1.922655

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	11	254,758,374.20	38.90%	47	5.4201	2.530831	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.9999%	26	310,257,054.93	47.37%	46	6.5792	1.482763	13 months or greater	45	654,986,588.18	100.00%	46	6.2208	1.922655
	7.0000% or greater	8	89,971,159.05	13.74%	46	7.2523	1.717499	Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
	Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	57 months or less	45	654,986,588.18	100.00%	46	6.2208	1.922655	Interest Only	41	584,086,000.00	89.18%	46	6.2328	1.772869
	58 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	4	70,900,588.18	10.82%	46	6.1219	3.156613
	Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		18	248,338,374.20	37.92%	46	5.8750	2.680932			No outstanding loans in this group
	12 months or less	27	406,648,213.98	62.08%	46	6.4320	1.459579
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	654,986,588.18	100.00%	46	6.2208	1.922655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	330240001	Various Various		Various	Actual/360	5.376%	148,131.64	0.00	0.00	N/A	07/09/30	--	32,000,000.00	32,000,000.00	09/09/26
1A	330240101				Actual/360	5.376%	148,131.64	0.00	0.00	N/A	07/09/30	--	32,000,000.00	32,000,000.00	09/09/26
2	251015793	MF	Bronx	NY	Actual/360	5.540%	286,233.33	0.00	0.00	N/A	08/01/30	--	60,000,000.00	60,000,000.00	09/01/26
3	241015439	OF	Santa Clara	CA	Actual/360	5.327%	208,714.82	0.00	0.00	N/A	08/01/30	--	45,500,000.00	45,500,000.00	09/01/26
4	330240004	Various Washington		DC	Actual/360	5.439%	84,302.35	0.00	0.00	N/A	07/11/30	--	18,000,000.00	18,000,000.00	08/11/26
4A	330240104				Actual/360	5.439%	28,100.78	0.00	0.00	N/A	07/11/30	--	6,000,000.00	6,000,000.00	08/11/26
4B	330240204				Actual/360	5.439%	65,568.49	0.00	0.00	N/A	07/11/30	--	14,000,000.00	14,000,000.00	08/11/26
4C	330240304				Actual/360	5.439%	4,683.46	0.00	0.00	N/A	07/11/30	--	1,000,000.00	1,000,000.00	08/11/26
4D	330240404				Actual/360	5.439%	9,366.93	0.00	0.00	N/A	07/11/30	--	2,000,000.00	2,000,000.00	08/11/26
5	330240005	LO	San Diego	CA	Actual/360	5.280%	160,561.80	55,805.02	0.00	N/A	08/05/30	--	35,314,179.22	35,258,374.20	09/05/26
6	610971306	MF	Wichita Falls	TX	Actual/360	6.592%	170,151.42	0.00	0.00	N/A	07/11/30	--	29,975,000.00	29,975,000.00	09/11/26
7	453121257	RT	Minnetonka	MN	Actual/360	7.094%	151,117.26	16,789.60	0.00	N/A	06/01/30	--	24,737,948.65	24,721,159.05	09/01/26
8	330240008	LO	Montgomery	AL	Actual/360	6.887%	143,220.90	0.00	0.00	N/A	08/01/30	--	24,150,000.00	24,150,000.00	09/01/26
9	241013493	MF	Greenville	TX	Actual/360	6.090%	124,811.17	0.00	0.00	N/A	08/01/30	--	23,800,000.00	23,800,000.00	09/01/26
10	251016333	MF	Various	Various	Actual/360	6.684%	132,380.33	0.00	0.00	N/A	08/01/30	--	23,000,000.00	23,000,000.00	09/01/26
11	300802584	MF	Fort Smith	AR	Actual/360	6.481%	125,011.29	0.00	0.00	N/A	08/01/30	--	22,400,000.00	22,400,000.00	09/01/26
12	330240012	OF	Aventura	FL	Actual/360	7.103%	130,892.51	0.00	0.00	N/A	07/01/30	--	21,400,000.00	21,400,000.00	09/01/26
13	251016578	RT	Spring	TX	Actual/360	6.436%	116,384.33	0.00	0.00	N/A	08/01/30	--	21,000,000.00	21,000,000.00	09/01/26
14	330240014	LO	New York	NY	Actual/360	6.960%	119,866.67	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	09/06/26
15	241015314	RT	Albuquerque	NM	Actual/360	6.300%	100,362.50	0.00	0.00	N/A	07/06/30	--	18,500,000.00	18,500,000.00	09/06/26
16	241015147	MF	Various	FL	Actual/360	6.220%	95,606.58	0.00	0.00	N/A	07/01/30	--	17,850,000.00	17,850,000.00	09/01/26
17	300802583	LO	Daytona Beach	FL	Actual/360	7.382%	108,064.28	0.00	0.00	N/A	08/01/30	--	17,000,000.00	17,000,000.00	09/01/26
18	310970398	LO	New Orleans	LA	Actual/360	6.870%	93,470.17	0.00	0.00	N/A	07/06/30	--	15,800,000.00	15,800,000.00	09/06/26
19	251016228	MF	Sicklerville	NJ	Actual/360	6.550%	77,835.83	0.00	0.00	N/A	07/01/30	--	13,800,000.00	13,800,000.00	09/01/26
20	251016023	LO	East Ridge	TN	Actual/360	7.930%	66,066.81	0.00	0.00	N/A	07/01/30	--	9,675,000.00	9,675,000.00	09/01/26
21	329960005	OF	New York	NY	Actual/360	5.871%	45,500.25	0.00	0.00	N/A	06/05/30	--	9,000,000.00	9,000,000.00	09/05/26
22	610969999	IN	Brecksville	OH	Actual/360	6.660%	50,754.75	0.00	0.00	N/A	07/11/30	--	8,850,000.00	8,850,000.00	09/11/26
23	300802580	LO	Lexington Park	MD	Actual/360	7.199%	53,002.64	0.00	0.00	N/A	07/01/30	--	8,550,000.00	8,550,000.00	09/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	251016926	SS	Various	OH	Actual/360	6.630%	45,102.42	0.00	0.00	N/A	08/01/30	--	7,900,000.00	7,900,000.00	09/01/26
25	300802578	LO	Roanoke	VA	Actual/360	6.700%	39,960.69	5,208.77	0.00	N/A	07/01/30	--	6,926,263.70	6,921,054.93	09/01/26
26	330240026	MH	Various	Various	Actual/360	6.970%	38,928.61	0.00	0.00	N/A	06/01/30	--	6,486,000.00	6,486,000.00	09/01/26
27	251016351	SS	Camillus	NY	Actual/360	6.670%	34,806.28	0.00	0.00	N/A	07/01/30	--	6,060,000.00	6,060,000.00	09/01/26
28	310971746	OF	Boca Raton	FL	Actual/360	7.150%	21,549.31	0.00	0.00	N/A	06/11/30	--	3,500,000.00	3,500,000.00	09/11/26
29	310971747	OF	Boca Raton	FL	Actual/360	7.150%	15,392.36	0.00	0.00	N/A	06/11/30	--	2,500,000.00	2,500,000.00	09/11/26
30	241012347	MH	Albuquerque	NM	Actual/360	6.040%	30,426.50	0.00	0.00	N/A	06/01/30	--	5,850,000.00	5,850,000.00	09/01/26
31	330240031	MF	Brooklyn	NY	Actual/360	6.623%	32,793.05	0.00	0.00	N/A	08/11/30	--	5,750,000.00	5,750,000.00	09/11/26
32	330240032	MF	Sheffield	AL	Actual/360	6.626%	30,668.26	0.00	0.00	N/A	07/11/30	--	5,375,000.00	5,375,000.00	09/11/26
33	251015562	MF	Los Angeles	CA	Actual/360	6.950%	31,120.56	0.00	0.00	N/A	07/01/30	--	5,200,000.00	5,200,000.00	09/01/26
34	300802581	MF	Brownsville	TX	Actual/360	6.771%	25,916.94	0.00	0.00	N/A	08/01/30	--	4,445,000.00	4,445,000.00	09/01/26
35	410970420	SS	Various	LA	Actual/360	6.535%	22,509.44	0.00	0.00	N/A	07/11/30	--	4,000,000.00	4,000,000.00	09/11/26
36	251015826	RT	Gallipolis	OH	Actual/360	6.700%	23,077.78	0.00	0.00	N/A	07/05/30	--	4,000,000.00	4,000,000.00	09/05/26
37	300802582	MU	South Pasadena	CA	Actual/360	6.896%	21,377.60	0.00	0.00	N/A	08/01/30	--	3,600,000.00	3,600,000.00	09/01/26
38	300802579	SS	Grand Blanc	MI	Actual/360	6.628%	20,404.11	0.00	0.00	N/A	07/01/30	--	3,575,000.00	3,575,000.00	09/01/26
39	330240039	RT	Brooklyn	NY	Actual/360	7.029%	15,888.47	0.00	0.00	N/A	07/01/30	--	2,625,000.00	2,625,000.00	09/01/26
40	241014466	MH	Tucson	AZ	Actual/360	6.380%	10,822.96	0.00	0.00	N/A	08/01/30	--	1,970,000.00	1,970,000.00	09/01/26
Totals							3,509,040.27	77,803.39	0.00				655,064,391.57	654,986,588.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	20,776,352.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	2,511,437.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	84,262.05	84,262.05	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	28,087.34	28,087.34	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	65,537.14	65,537.14	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	4,681.22	4,681.22	0.00	0.00
4D	0.00	0.00	--	--	--	0.00	0.00	9,362.45	9,362.45	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,541,961.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,982,123.74	7,868,783.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,189,262.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,733,846.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,131,799.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,040,075.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,589,063.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	918,969.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	870,159.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,551,009.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	16,994,473.16	15,171,057.40	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	10,506,349.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	706,435.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	35,024.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	337,905.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,975,485.38	1,907,493.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,194,142.50	1,382,774.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	520,648.26	267,697.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	195,167.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	229,438.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	141,450.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	154,723.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	166,571.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	343,916.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	147,042.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	49,173,222.20	64,909,415.47				0.00	0.00	191,930.20	191,930.20	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220839%	6.197272%	46
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220785%	6.197218%	47
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220731%	6.197165%	48
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220677%	6.197112%	49
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220624%	6.197059%	50
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220571%	6.197006%	51
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220518%	6.196953%	52
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220465%	6.196901%	53
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220413%	6.196848%	54
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220360%	6.196796%	55
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220308%	6.196744%	56
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.220256%	6.196693%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4	330240004	08/11/26	0	A	84,262.05	84,262.05	0.00		18,000,000.00
4A	330240104	08/11/26	0	A	28,087.34	28,087.34	0.00		6,000,000.00
4B	330240204	08/11/26	0	A	65,537.14	65,537.14	0.00		14,000,000.00
4C	330240304	08/11/26	0	A	4,681.22	4,681.22	0.00		1,000,000.00
4D	330240404	08/11/26	0	A	9,362.45	9,362.45	0.00		2,000,000.00
Totals					191,930.20	191,930.20	0.00		41,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		654,986,588	654,986,588		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	654,986,588	654,986,588	0	0	0	0
Aug-26	655,064,392	655,064,392	0	0	0	0
Jul-26	655,141,811	655,141,811	0	0	0	0
Jun-26	655,230,156	655,230,156	0	0	0	0
May-26	655,306,752	655,306,752	0	0	0	0
Apr-26	655,394,305	655,394,305	0	0	0	0
Mar-26	655,470,086	655,470,086	0	0	0	0
Feb-26	655,579,589	655,579,589	0	0	0	0
Jan-26	655,654,442	655,654,442	0	0	0	0
Dec-25	655,728,925	655,728,925	0	0	0	0
Nov-25	655,814,444	655,814,444	0	0	0	0
Oct-25	655,888,133	655,888,133	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29